STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss		$ (36,183)	$ (9,185)	$ (17,512)	$ (6,032)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense		11,587	517	958	215
Accretion of debt discount	$ 1,324	945	1,996	2,176	616
Non-cash interest income		(787)
Change in fair value of derivative liability	2,633	135	429	444	55
Depreciation and amortization expense		37	2	6	1
Non-cash interest (income) expense	(192)	(11)	396	407	555
Warrant expense			26
Changes in operating assets and liabilities:
Accrued expenses		781	(16)	105	192
Prepaid expenses and other current assets		(614)	(2,076)	(1,534)	(166)
Deferred lease obligation		118		102
Accounts payable		(111)	(602)	(529)	537
Net cash used in operating activities		(24,103)	(8,513)	(15,377)	(4,027)
Cash flows from investing activities
Purchase of short-term investments		(131,641)		(4,983)
Maturities of short-term investments		30,000
Acquisition of property and equipment		(75)		(132)	(13)
Net cash used in investing activities		(101,716)		(5,115)	(13)
Cash flows from financing activities
Proceeds from initial public offering		95,453
Payment of initial public offering costs		(2,409)
Proceeds from issuance of convertible notes		3,128	9,000	11,700	4,250
Proceeds from exercise of warrant		58
Proceeds from exercise of stock options		4
Net cash provided by financing activities		171,059	24,877	27,577	4,250
Net increase in cash, cash equivalents and restricted cash		45,240	16,364	7,085	210
Cash, cash equivalents and restricted cash at beginning of period		9,027	1,942	1,942	1,732
Cash, cash equivalents and restricted cash at end of period	$ 18,306	54,267	18,306	9,027	$ 1,942
Supplemental disclosures of cash flows information
Conversion of redeemable convertible preferred stock into common stock		123,892
Conversion of convertible notes, accrued interest and discount upon conversion to preferred stock		7,102	26,087	26,087
Series A Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance cost			$ 15,877	$ 15,877
Series B Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance cost		$ 74,825